Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended
	Apr. 26, 2012 Ratio	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2012	Mar. 31, 2013 Predecessor	Mar. 31, 2012 Predecessor	Dec. 31, 2012 Predecessor	Dec. 31, 2011 Predecessor	Apr. 26, 2012 Galena	Dec. 31, 2012 Equipment and furniture Minimum	Dec. 31, 2012 Equipment and furniture Maximum
Significant Accounting Policies [Line Items]
Number of shares authorized at incorporation					1,000
Common stock, shares authorized		1,500,000,000	1,500,000,000	1,500,000,000	1,500,000,000
Preferred stock, shares authorized		10,000,000	10,000,000		10,000,000
Number of shares authorized for stock split	33,479.91
Number of share distributed to shareholders by parent company	2,231,996									3,347,996
Debt instrument maturity period		Three months or less	Three months or less
Estimated useful life of assets											3 years	5 years
Depreciation and amortization			$ 147,000	$ 163,000
Purchase of common stock		2,128,264	2,128,264			477,191		477,191
Stock based compensation expense (benefit)			114,000	(79,000)		3,700	214,000	283,000	2,111,000
Insurance coverage revert per depositor			$ 250,000
Distribution ratio, description		Thirty share of RXi common stock for every one share of Galena common stock.	Thirty share of RXi common stock for every one share of Galena common stock.
Number of dilutive common shares		0	0